UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Investment Services, Inc.
Address: PO Box 1000
         Great Barrington, MA  01230

13F File Number:  028-12178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seth L. Hoffman
Title:     Vice President
Phone:     413-528-1216

Signature, Place, and Date of Signing:

      /s/  Seth L. Hoffman     Great Barrington, MA     August 04, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $66,812 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASIA PACIFIC INCOM    COM              003009107       91    15034          SOLE                    15034        0        0
ALTRIA GROUP INC               COM              02209S103     1686    82010          SOLE                    82010        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      541    15941          SOLE                    15941        0        0
AT&T INC                       COM              00206R102     2416    71724          SOLE                    71724        0        0
BANK OF AMERICA CORPORATION    COM              060505104     1074    44979          SOLE                    44979        0        0
BARRICK GOLD CORP              COM              067901108     3686    81006          SOLE                    81006        0        0
CATERPILLAR INC DEL            COM              149123101      430     5820          SOLE                     5820        0        0
CHEVRON CORP NEW               COM              166764100      362     3654          SOLE                     3654        0        0
CITIGROUP INC                  COM              172967101     3487   208038          SOLE                   208038        0        0
COVIDIEN LTD                   COM              G2552X108      350     7308          SOLE                     7308        0        0
DNP SELECT INCOME FD           COM              23325P104     6951   666481          SOLE                   666481        0        0
EXXON MOBIL CORP               COM              30231G102      930    10555          SOLE                    10555        0        0
FPL GROUP INC                  COM              302571104      243     3700          SOLE                     3700        0        0
GENERAL ELECTRIC CO            COM              369604103      592    22176          SOLE                    22176        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      481    38037          SOLE                    38037        0        0
GOLDCORP INC NEW               COM              380956409     1408    30493          SOLE                    30493        0        0
ISHARES COMEX GOLD TR          ISHARES          464285105     3498    38343          SOLE                    38343        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      813    11835          SOLE                    11835        0        0
ISHARES TR                     COHEN&ST RLTY    464287564      812    10805          SOLE                    10805        0        0
ISHARES TR                     DJ US REAL EST   464287739      369     6070          SOLE                     6070        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      223     4535          SOLE                     4535        0        0
ISHARES TR                     1-3 YR TRS BD    464287457      817     9861          SOLE                     9861        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1040     7664          SOLE                     7664        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     1128    20427          SOLE                    20427        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      567     8210          SOLE                     8210        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869      221     4958          SOLE                     4958        0        0
ISHARES TR                     S&P500 GRW       464287309     2000    31336          SOLE                    31336        0        0
ISHARES TR                     S&P 500 VALUE    464287408     1911    30135          SOLE                    30135        0        0
ISHARES TR                     S&P EURO PLUS    464287861      541     5567          SOLE                     5567        0        0
ISHARES TR                     S&P SMLCP VALU   464287879     1353    21248          SOLE                    21248        0        0
ISHARES TR                     US TIPS BD FD    464287176      731     6775          SOLE                     6775        0        0
JOHNSON & JOHNSON              COM              478160104      209     3250          SOLE                     3250        0        0
JP MORGAN CHASE & CO           COM              46625H100      320     9336          SOLE                     9336        0        0
KRAFT FOODS INC                CL A             50075N104      343    12052          SOLE                    12052        0        0
MERCK & CO INC                 COM              589331107      226     5984          SOLE                     5984        0        0
NEWMONT MINING CORP            COM              651639106     1904    36495          SOLE                    36495        0        0
PFIZER INC                     COM              717081103     5742   328669          SOLE                   328669        0        0
PHILIP MORRIS INTL INC         COM              718172109     3965    80284          SOLE                    80284        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     2529     5109          SOLE                     5109        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1240    13563          SOLE                    13563        0        0
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863      235     5010          SOLE                     5010        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105      262     7308          SOLE                     7308        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208      293     7308          SOLE                     7308        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1105    18917          SOLE                    18917        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      833    14315          SOLE                    14315        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     6854   193620          SOLE                   193620        0        0
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